Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries - Related parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balances with related parties included in:
Accounts receivable-related parties	$ 3,517,000	$ 1,166,000
Other payables, accruals and advance receipts	2,101,000	1,915,000
Other non-current liabilities	9,471,000	10,502,000
Actual cash paid	1,538,000	1,538,000
Due to related parties under other payables, accruals and advance receipts
Balances with related parties included in:
Future brand liability	1,538,000	1,538,000
Other non-current liabilities
Balances with related parties included in:
Future brand liability	8,716,000	9,766,000
Indirect subsidiaries of CK Hutchison
Balances with related parties included in:
Accounts receivable-related parties	1,319,000	1,166,000
Other payables, accruals and advance receipts	1,953,000	1,915,000
Other non-current liabilities	$ 8,716,000	9,766,000
Period of repayable on demand and interest-bearing (in months)	1 month
An equity investee
Related party transaction
Purchases	$ 4,231,000	3,770,000	$ 3,347,000
Balances with related parties included in:
Accounts receivable-related parties	2,198,000
Other receivables, prepayments and deposits	998,000	1,149,000
Other payables, accruals and advance receipts	148,000
Other non-current liabilities	755,000	736,000
Sales
Related party transaction
Sales	5,293,000	4,256,000	5,484,000
Sales | Indirect subsidiaries of CK Hutchison
Related party transaction
Sales	3,610,000	4,256,000	5,484,000
Sales | An equity investee
Related party transaction
Sales	1,683,000
Research and development services | An equity investee
Related party transaction
Sales	507,000	525,000	491,000
Marketing services
Related party transaction
Expenses	354,000	350,000	332,000
Marketing services | Indirect subsidiaries of CK Hutchison
Related party transaction
Expenses	227,000	350,000	332,000
Marketing services | An equity investee
Related party transaction
Expenses	127,000
Management services | Indirect subsidiaries of CK Hutchison
Related party transaction
Expenses	$ 980,000	971,000	$ 955,000
Related party transaction brand license services | Indirect subsidiaries of CK Hutchison
Related party transaction
Expenses		$ 12,721,000